SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	$ (25)	$ 59	$ 253
Recognized in statements of income	37	(84)	(194)
Deferred tax assets and liabilities	12	(25)	59
Property, Plant and Equipment [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	(193)	(137)	226
Recognized in statements of income	37	(56)	(363)
Deferred tax assets and liabilities	(156)	(193)	(137)
Provisions [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	5	6	27
Recognized in statements of income		(1)	(21)
Deferred tax assets and liabilities	5	5	6
Tax Losses [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities	163	190
Recognized in statements of income		(27)	190
Deferred tax assets and liabilities	$ 163	$ 163	$ 190